Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.30%	16.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.80%	11.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.70%	15.90%	23.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			21.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%
Supplier Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.20%
Supplier Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	29.40%
Supplier Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		22.90%	16.40%